Preferred Stock (Changes in Number of Shares and Aggregate Amount of Preferred Stock) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Class of Stock [Line Items]
Balance at beginning of fiscal year		¥ 8,772,057	¥ 8,183,191
Balance at end of fiscal year		¥ 9,503,700	¥ 8,772,057	¥ 8,183,191
Preferred stock
Class of Stock [Line Items]
Issued shares at beginning of year			914,752,000	914,752,000
Net change			(914,752,000)
Issued shares at end of year				914,752,000
Balance at beginning of fiscal year			¥ 98,924	¥ 213,121
Balance at end of fiscal year				¥ 98,924
Preferred stock | Eleventh series class XI preferred stock
Class of Stock [Line Items]
Issued shares at beginning of year	[1]		914,752,000	914,752,000
Net change	[1]		(914,752,000)
Issued shares at end of year	[1]			914,752,000
Preferred stock | Stock Issued
Class of Stock [Line Items]
Balance at beginning of fiscal year			¥ 914,752	¥ 914,752
Net change			(914,752)
Balance at end of fiscal year				914,752
Preferred stock | Stock Issued | Eleventh series class XI preferred stock
Class of Stock [Line Items]
Balance at beginning of fiscal year	[1]		914,752	914,752
Net change	[1]		(914,752)
Balance at end of fiscal year	[1]			¥ 914,752

[1]	In July 2016, all shares of the eleventh series class XI preferred stock were converted into common stock and cancelled.